UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

Deutsche Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2014 (Unaudited)

Deutsche Strategic High Yield Tax-Free Fund
(formerly DWS Strategic High Yield Tax-Free Fund)
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 93.2%
Alabama 0.1%
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	2,045,280
Arizona 1.1%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025, GTY: Citibank NA	4,000,000	4,769,720
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,503,859
Pima County, AZ, Industrial Development Revenue, Tucson Electric Power, 5.75%, 9/1/2029	2,250,000	2,276,235
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,636,003
Series A, 6.25%, 12/1/2046	1,400,000	1,491,042
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, AMT, 4.9%, 3/1/2028	5,000,000	5,165,250

		19,842,109
California 9.9%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series D2, 0.03% **, 4/1/2047, LOC: JPMorgan Chase Bank NA	1,240,000	1,240,000
Series F-1, Prerefunded, 5.125%, 4/1/2039	10,000,000	11,892,700
Series F-1, Prerefunded, 5.5%, 4/1/2043	10,000,000	11,731,400
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	8,750,000	12,253,937
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	5,445,150
California, State General Obligation:
5.0%, 8/1/2034	5,185,000	5,811,607
5.0%, 2/1/2043	12,820,000	14,355,836
5.5%, 3/1/2040	5,130,000	5,935,564
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	11,032,600
5.0%, 11/1/2037	9,145,000	10,044,685
5.75%, 4/1/2031	23,360,000	27,786,253
California, State Pollution Control Financing Authority, Exempt Facilities, Exxon Mobil Project, AMT, 0.01% **, 12/1/2029, GTY: Exxon Mobil Corp.	5,745,000	5,745,000
California, State Public Works Board, Lease Revenue, Series B, 5.0%, 10/1/2039	5,500,000	6,228,530
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	12,184,155
Series I-1, 6.375%, 11/1/2034	5,000,000	6,073,700
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	524,540
Series A, 6.0%, 10/1/2042	1,000,000	1,059,670
Series A, 6.0%, 10/1/2047	1,000,000	1,058,690
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co., Inc.	620,000	724,985
Riverside County, CA, Transportation Commission Toll Revenue, Series A, 5.75%, 6/1/2048	2,850,000	3,239,738
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,806,725
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,050,000	2,324,926
San Francisco, CA, City & County Airports Commission, Series 36A, 0.04% **, 5/1/2026, LOC: U.S. Bank NA	1,350,000	1,350,000
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	11,925,680
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, 7.0%, 8/1/2041	1,400,000	1,612,646
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,487,811

		177,876,528
Colorado 2.2%
Colorado, E-470 Public Highway Authority Revenue:
Series C, 5.375%, 9/1/2026	2,000,000	2,219,820
Series A-1, 5.5%, 9/1/2024, INS: NATL	3,500,000	3,655,190
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	1,020,150
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	11,920,610
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,171,180
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	8,129,569
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,235,860
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,738,079
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities, Series A, 5.0%, 12/1/2033	4,835,000	5,098,749
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,400,852

		40,590,059
Connecticut 1.7%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	23,794,400
Connecticut, Mashantucket Western Pequot Tribe Bond, 144A, 6.05%, 7/1/2031 (PIK)	14,791,793	3,260,703
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,999,970
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,200,000	1,251,156

		31,306,229
District of Columbia 0.4%
Metropolitan Washington, DC, Airport Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital Important Project, Series A, 5.0%, 10/1/2053	7,000,000	7,352,870
Florida 7.1%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	210,000	210,065
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	4,000,000	4,359,720
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	5,995,000	6,088,402
Florida, Harbourage at Braden River Community Development District, Capital Improvement Revenue, Series A, 6.125%, 5/1/2034	1,295,000	1,295,427
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	8,125,000	6,850,675
Florida, Tolomato Community Development District, Special Assessment, 5.4%, 5/1/2037	15,590,000	15,678,551
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,490,000	1,621,642
7.0%, 5/1/2041	1,790,000	2,207,750
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,508,835
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, 5.125%, 11/15/2020	970,000	1,062,926
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	33,112
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	77,261
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	82,780
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	198,671
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,936,323
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,293,323
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	1,087,580
5.0%, 11/15/2044 (a)	2,500,000	2,714,300
Prerefunded, 6.75%, 11/15/2029	8,100,000	8,200,747
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	10,000,000	11,168,600
Series A-1, 5.5%, 10/1/2041	5,000,000	5,744,750
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,485,450
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	2,500,000	2,780,050
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	4,134,355
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	5,432,750
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.06% **, 3/1/2034, LOC: Northern Trust Co.	300,000	300,000
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,822,690
Palm Beach County, FL, Health Facilities Authority, Retirement Community Revenue, Acts Retirement-Life Communities, Inc., 5.5%, 11/15/2033	9,000,000	9,638,280
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027, INS: NATL	2,500,000	2,714,675
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	8,717,680
Series A, 144A, 5.75%, 10/1/2022	9,500,000	10,367,635

		127,815,005
Georgia 3.5%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,303,760
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 7.375%, 1/1/2031	4,915,000	5,802,109
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	1,058,637
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.375%, 11/1/2039, INS: AGMC	10,000,000	11,003,700
Series A, 6.25%, 11/1/2034	10,000,000	11,939,500
De Kalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	8,011,125
De Kalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2032	820,000	947,887
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034	5,500,000	6,024,975
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co. (b)	10,000,000	11,213,700
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	2,440,000	2,909,529

		63,214,922
Guam 0.9%
Government of Guam, General Obligation, Series A, 7.0%, 11/15/2039	10,155,000	11,521,355
Guam, International Airport Authority, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,812,603
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	3,417,330

		16,751,288
Hawaii 1.9%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2034	15,000,000	16,364,400
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,372,860
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	12,117,055
6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	2,500,000	2,910,850

		33,765,165
Illinois 6.9%
Chicago, IL, Board of Education, Series A, 5.5%, 12/1/2039	10,000,000	10,590,200
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2033	7,000,000	7,253,890
Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	175,446
Series A, 5.25%, 1/1/2032	3,000,000	3,204,030
Series A, 5.25%, 1/1/2035	4,050,000	4,219,047
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	9,955,000	11,366,818
Series B, 6.0%, 1/1/2041	12,095,000	14,012,178
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	1,845,000	2,014,519
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	5,500,000	5,947,040
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	4,822,400
7.25%, 2/15/2045	4,000,000	4,235,480
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.125%, 5/15/2040	6,000,000	3,960,000
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028, INS: NATL	1,250,000	1,387,438
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	8,495,393
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series A, 7.75%, 5/15/2030	1,675,000	1,756,271
Series A, 8.0%, 5/15/2040	1,000,000	1,047,680
Series A, 8.0%, 5/15/2046	3,500,000	3,660,195
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,242,910
Series A, 5.875%, 2/15/2038	500,000	503,195
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	8,000,000	8,430,560
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	6,405,000	7,548,164
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,629,127
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,500,000	1,679,190
Illinois, State General Obligation:
5.0%, 2/1/2039	2,400,000	2,494,056
5.0%, 5/1/2039	5,000,000	5,199,950
5.5%, 7/1/2038	1,280,000	1,387,469
University of Illinois, Health Services Facilities Systems, Series B, 0.05% **, 10/1/2026, LOC: Wells Fargo Bank NA	2,000,000	2,000,000

		124,262,646
Indiana 1.4%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,848,333
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,628,187
Indiana, State Finance Authority Revenue, I-69 Development Partners LLC, AMT, 5.25%, 9/1/2034	2,275,000	2,454,998
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.04% **, 3/1/2033, LOC: Northern Trust Co.	5,000,000	5,000,000
North Manchester, IN, Economic Development Revenue, Peabody Retirement Community Project:
Series B, 1.0%, 12/1/2045 *	1,341,246	13
Series A, 5.13% **, 12/1/2045	1,557,576	724,055
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	6,220,000	7,066,542
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, 5.5%, 9/1/2027	1,000,000	1,016,580
8.0%, 9/1/2041	4,000,000	4,645,480

		25,384,188
Iowa 0.9%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	1,075,170
6.0%, 6/1/2039	2,000,000	2,138,780
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	5,219,500
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 5.25%, 12/1/2025	6,665,000	7,223,260

		15,656,710
Kansas 0.4%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	6,402,956
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,324,656

		7,727,612
Kentucky 1.8%
Jeffersontown, KY, Lease Program Revenue, League of Cities Funding Trust, 0.05% **, 3/1/2030, LOC: U.S. Bank NA	1,580,000	1,580,000
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	15,000,000	17,158,350
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	3,635,000	3,934,015
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	8,276,984
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	1,036,060

		31,985,409
Louisiana 2.6%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project:
Series A, AMT, 5.0%, 11/1/2018	1,260,000	1,268,467
Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,385,650
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	6,984,503
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,684,900
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 6.75%, 5/15/2041	2,500,000	2,965,625
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,329,950
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	15,000,000	15,765,600
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	1,955,754

		46,340,449
Maine 0.6%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	10,034,280
Maryland 1.9%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,355,980
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031(c)	7,000,000	3,278,730
Series B, 5.25%, 12/1/2031(c)	3,400,000	1,592,526
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,729,798
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	6,505,187
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center:
Series A, 5.0%, 7/1/2037	5,005,000	5,156,752
6.25%, 7/1/2031	2,500,000	2,864,075
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,769,353
6.0%, 1/1/2028	6,100,000	6,499,001
Westminster, MD, Project Revenue, Lutheran Village Millers Grant, Inc., Series A, 6.25%, 7/1/2044 (a)	440,000	442,842

		35,194,244
Massachusetts 3.0%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	8,805,000	6,689,158
AMT, 8.0%, 9/1/2035 *	960,000	221,520
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,270,000	3,271,602
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,457,524
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series A-2, 5.5%, 11/15/2046	86,572	60,705
Series A-1, 6.25%, 11/15/2039	1,621,881	1,326,407
Series B, 11/15/2056 *	430,598	1,908
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I, 7.25%, 1/1/2032	2,250,000	2,750,153
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,585,620
Series E-1, 5.125%, 7/1/2038	1,500,000	1,573,575
Massachusetts, State Health & Educational Facilities Authority Revenue, Jordan Hospital, Series B, 6.875%, 10/1/2015	1,705,000	1,711,070
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,360,205
Series E, 5.0%, 7/15/2032	3,250,000	3,311,685
Series E, 5.0%, 7/15/2037	2,750,000	2,779,205
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	135,000	135,548
Series F, 5.75%, 7/1/2029	1,480,000	1,486,275
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	7,809,628
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	5,000,000	5,006,050
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	4,004,840

		53,542,678
Michigan 2.4%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,617,675
7.125%, 11/15/2043	1,500,000	1,543,560
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,227,848
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,158,871
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	1,003,660
5.5%, 5/15/2036	1,000,000	1,001,900
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,849,263
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC (a)	1,820,000	1,949,147
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2031	10,910,000	12,123,519
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	6,315,000	6,954,520

		43,429,963
Mississippi 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,629,040
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,114,690
Series A, 5.5%, 9/1/2031	4,250,000	4,481,200
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,463,920
Series A, 6.5%, 9/1/2032	2,620,000	2,957,875

		19,646,725
Missouri 0.8%
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	2,045,940
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,005,060
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series A, 8.25%, 5/15/2039	1,000,000	1,152,120
Series A, 8.25%, 5/15/2045	2,850,000	3,275,932
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,489,153
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,729,204

		14,697,409
Nebraska 0.2%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,651,620
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,752,700

		4,404,320
Nevada 0.4%
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	5,187,100
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	1,395,000	1,474,850

		6,661,950
New Hampshire 1.3%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	1,041,955
Series A, 5.4%, 1/1/2030	550,000	551,859
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	6,191,857
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,325,000	2,331,278
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	5,443,850
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	4,188,080
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	775,068
Series A, 6.875%, 7/1/2041	2,825,000	3,131,399

		23,655,346
New Jersey 3.4%
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	5,785,000	6,307,154
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,425,827
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	450,000	499,401
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.375%, 1/1/2043	2,275,000	2,474,108
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	10,110,000	10,423,612
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,700,925
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series A, 5.625%, 7/1/2032	3,500,000	3,888,010
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 5.5%, 6/15/2041	7,000,000	7,887,040
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	16,240,000	12,057,713
Series 1-A, 5.0%, 6/1/2029	15,965,000	13,450,991

		61,114,781
New Mexico 0.5%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	8,323,200
New York 4.4%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	3,310,050
Series A, 5.75%, 11/15/2022	1,500,000	1,705,935
Hudson, NY, Yards Infrastructure Corp. Revenue:
Series A, 5.25%, 2/15/2047	5,000,000	5,529,200
Series A, 5.75%, 2/15/2047	7,000,000	8,082,620
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, 5.25%, 7/1/2024	715,000	768,332
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	2,127,620
New York, State Energy Research & Development Authority Facilties Revenue, Consolidated Edison Co., Inc. Project:
Series A-1, AMT, 0.04% **, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
Series A-3, AMT, 0.06% **, 6/1/2036, LOC: Scotiabank	2,350,000	2,350,000
New York, State Housing Finance Agency, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.07% **, 11/1/2034, LIQ: Freddie Mac	10,700,000	10,700,000
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,715,072
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.625%, 8/1/2025, GTY: American Airlines Group	5,000,000	5,492,700
AMT, 7.75%, 8/1/2031, GTY: American Airlines Group	6,470,000	7,145,339
AMT, 8.0%, 8/1/2028, GTY: American Airlines Group	6,100,000	6,743,550
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,508,070
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series EE, 5.0%, 6/15/2047	11,000,000	12,261,260
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	667,275
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B-2, 0.05% **, 1/1/2033, LOC : California State Teacher's Retirement System	2,150,000	2,150,000

		78,757,023
North Carolina 0.2%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,565,884
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,570,725

		4,136,609
North Dakota 0.2%
Burleigh County, ND, Health Care Revenue, St. Alexius Medical Center Project, Series A, 5.0%, 7/1/2035	1,200,000	1,280,736
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,132,540

		3,413,276
Ohio 0.7%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,085,180
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,433,374
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
6.125%, 1/1/2031	2,030,000	2,277,863
6.625%, 1/1/2046	2,500,000	2,806,075
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	3,304,080

		12,906,572
Oklahoma 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	7,139,990
Pennsylvania 3.3%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.06% **, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,602,561
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	1,049,510
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,420,208
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,736,705
Series A, 5.5%, 8/15/2035	6,500,000	6,851,325
Northeastern, PA, Hospital & Education Authority, Commonwealth Medical College Project, 0.05% **, 9/1/2034, LOC: PNC Bank NA	2,395,000	2,395,000
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: U.S. Airways, Inc.	985,000	1,170,446
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,652,760
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2043	7,000,000	7,785,610
Series A, 6.5%, 12/1/2036	6,385,000	7,584,486
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,639,614
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/2040	3,000,000	3,424,260
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	6,750,000	6,649,357

		58,961,842
Puerto Rico 3.2%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	12,875,000	10,121,295
Commonwealth of Puerto Rico, General Obligation, Series A, 8.0%, 7/1/2035	3,280,000	3,010,974
Commonwealth of Puerto Rico, Public Improvement, Series B, 6.5%, 7/1/2037	10,000,000	8,017,400
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.25%, 7/1/2022	5,000,000	4,067,900
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	3,065,000	2,400,692
Series A, 5.5%, 8/1/2042	10,175,000	8,160,655
Series A, 5.75%, 8/1/2037	2,130,000	1,761,340
Series A, 6.0%, 8/1/2042	4,570,000	3,870,973
Series A, 6.375%, 8/1/2039	10,000,000	8,569,500
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	7,886,000

		57,866,729
South Carolina 1.1%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,111,860
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	652,000	650,533
Series A, 7.75%, 11/1/2039	4,679,000	4,408,133
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,915,315
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	8,890,000	10,486,199

		20,572,040
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	3,178,050
Series B, 5.5%, 7/1/2035	5,000,000	5,370,950
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	1,057,280

		9,606,280
Tennessee 2.7%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017, GTY: Merrill Lynch & Co., Inc.	2,500,000	2,777,700
5.0%, 12/15/2018, GTY: Merrill Lynch & Co., Inc.	2,160,000	2,437,690
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	3,000,000	3,244,710
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	18,795,000	19,580,631
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	4,126,884
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series C, 5.0%, 2/1/2027, GTY: The Goldman Sachs Group, Inc.	6,435,000	7,351,601
Series A, 5.25%, 9/1/2018, GTY: The Goldman Sachs Group, Inc.	8,000,000	9,002,640

		48,521,856
Texas 12.2%
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	6,631,620
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	4,264,440
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	9,548,190
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033 *	7,000,000	647,500
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,467,520
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	2,496,400
Zero Coupon, 1/1/2032	3,500,000	1,580,005
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2043	1,000,000	1,068,800
6.0%, 1/1/2041	5,455,000	6,200,753
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
Series B, 7.0%, 1/1/2043	3,000,000	3,400,410
Series B, 7.0%, 1/1/2048	4,000,000	4,504,840
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	3,385,000	3,560,106
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,250,140
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, Prerefunded, 7.25%, 8/15/2031	1,275,000	1,639,255
Series A, Prerefunded, 7.5%, 8/15/2041	1,785,000	2,316,341
Lewisville, TX, Combination Contract Revenue, 6.75%, 10/1/2032	14,495,000	15,140,607
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	11,812,570
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,457,080
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	1,115,630
Second Tier, Series F, 5.75%, 1/1/2038	17,500,000	19,509,700
First Tier, 6.0%, 1/1/2043	5,000,000	5,839,400
First Tier, Series A, 6.25%, 1/1/2039	9,525,000	11,093,387
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	1,715,000	1,930,507
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project:
Series A, 5.45%, 11/15/2038	2,411,000	1,036,682
Series A, 6.05%, 11/15/2046	2,565,000	1,102,899
Series D, 6.05%, 11/15/2046	445,000	191,341
Series B, 6.15%, 11/15/2049	4,852,000	2,086,263
Series C, 6.25%, 5/9/2053	226,000	97,175
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,028,480
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	968,130
Series A, 8.25%, 11/15/2044	3,430,000	3,343,804
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	2,989,188
Series A, 5.25%, 11/1/2038	15,000,000	16,644,450
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	7,915,226
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017, GTY: Merrill Lynch & Co., Inc.	8,875,000	9,725,846
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	16,875,000	20,942,213
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	10,000,000	11,593,900
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2030	1,670,000	1,813,820
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,676,920
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	1,089,190
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	1,530,000	1,748,622
7.125%, 11/1/2040	3,580,000	4,053,455

		220,522,805
Virginia 0.7%
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	1,135,381
Series B, 5.625%, 9/1/2041	5,332,000	5,021,517
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,309,240
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	2,429,778
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	2,000,000	2,262,460

		13,158,376
Washington 3.5%
King County, WA, Housing Authority, Summerfield Apartments Project, 0.05% **, 9/1/2035, LOC: U.S. Bank NA	2,875,000	2,875,000
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	3,221,345
Washington, Energy Northwest Electric Revenue, Columbia Station:
Series A, 5.0%, 7/1/2024	6,765,000	7,333,328
Series A, Prerefunded, 5.0%, 7/1/2024	3,235,000	3,510,169
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,031,880
Washington, State General Obligation, Series 2007A, Prerefunded, 5.0%, 7/1/2023, INS: AGMC	10,000,000	10,866,100
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	2,970,000	3,077,039
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037, INS: ACA	6,675,000	6,982,851
Series A, 6.125%, 8/15/2037	16,000,000	16,908,160
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	6,000,000	6,575,880

		63,381,752
West Virginia 0.8%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,326,739
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	7,349,300
6.5%, 10/1/2038	3,000,000	3,100,590

		13,776,629
Wisconsin 0.8%
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,577,175
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	8,912,107
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series A, 7.625%, 9/15/2039	1,000,000	1,178,580

		13,667,862
Other Territories 0.1%
Non-Profit Preferred Funding Trust I, Series A1, 144A, 4.22%, 9/15/2037	2,041,105	2,036,533

Total Municipal Bonds and Notes (Cost $1,543,583,182)		1,681,047,539
Underlying Municipal Bonds of Inverse Floaters (d) 14.0%
California 0.3%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (e)	2,126,587	2,403,919
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (e)	1,935,078	2,187,434
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.354%, 11/1/2015, Leverage Factor at purchase date: 2 to 1

		4,591,353
Hawaii 0.6%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (e)	10,000,000	11,312,700
Trust: Hawaii, State General Obligation, Series 2867, 144A, 18.17%, 5/1/2016, Leverage Factor at purchase date: 4 to 1
Louisiana 0.6%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (e)	3,026,513	3,441,325
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (e)	3,304,152	3,757,017
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (e)	3,666,834	4,169,407
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.418%, 5/1/2018, Leverage Factor at purchase date: 2 to 1

		11,367,749
Nevada 2.5%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (e)	7,851,481	8,846,111
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (e)	8,203,602	9,242,838
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (e)	5,298,193	5,969,372
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.181%, 6/15/2015, Leverage Factor at purchase date: 2 to 1
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2035 (e)	9,150,000	10,038,794
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2036 (e)	9,605,000	10,537,990
Trust: Las Vegas Valley, NV, General Obligation, Water District, 144A, 9.398%, 2/1/2016, Leverage Factor at purchase date: 2 to 1

		44,635,105
New York 2.2%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (e)	5,095,207	5,655,184
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 18.243%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 2/15/2035 (e)	10,000,000	11,330,200
Trust: New York, State Dormitory Authority Revenues, Series 4688, 144A, 9.49%, 3/15/2024, Leverage Factor at purchase date: 2 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (e)	4,000,000	4,563,651
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (e)	3,000,000	3,422,738
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (e)	3,000,000	3,422,739
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 16.574%, 12/15/2015, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (e)	10,000,000	11,101,080
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.465%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1

		39,495,592
Ohio 0.8%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (e)	4,522,767	4,999,563
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (e)	7,712,913	8,526,019
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.639%, 1/1/2016, Leverage Factor at purchase date: 3 to 1

		13,525,582
Pennsylvania 2.3%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (e)	21,790,000	24,296,128
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 45.03%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
Pennsylvania, State Revenue Bond, Series A, 5.0%, 8/1/2024 (e)	15,475,000	17,253,952
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 12.996%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		41,550,080
Tennessee 1.0%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (e)	14,996,415	17,145,315
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 18.256%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Texas 3.1%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (e)	3,710,000	3,951,675
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (e)	4,315,000	4,596,086
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 18.137%, 8/15/2015, Leverage Factor at purchase date: 4 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (e)	5,500,000	6,305,475
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.59%, 10/11/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (e)	15,000,000	16,938,900
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.78%, 2/1/2016, Leverage Factor at purchase date: 3 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (e)	10,000,000	11,155,700
Trust: Texas, North East Independent School District, Series 2355, 144A, 22.68%, 8/1/2015, Leverage Factor at purchase date: 5 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (e)	12,500,000	13,841,875
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 22.56%, 4/1/2015, Leverage Factor at purchase date: 5 to 1

		56,789,711
Washington 0.6%
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (e)	10,000,000	11,268,300
Trust: Washington, State General Obligation, Series 2154, 144A, 22.68%, 7/1/2015, Leverage Factor at purchase date: 5 to 1

Total Underlying Municipal Bonds of Inverse Floaters (Cost $228,493,003)		251,681,487

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,772,076,185) †	107.2	1,932,729,026
Floating Rate Notes (d)	(8.3)	(150,354,570)
Other Assets and Liabilities, Net	1.1	20,956,472

Net Assets	100.0	1,803,330,928

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	8.0%	9/1/2035	960,000	960,000	221,520
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT *	8.25%	5/1/2033	7,000,000	7,000,000	647,500
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay, Series A (c)	5.0%	12/1/2031	7,000,000	3,429,904	3,278,730
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay, Series B (c)	5.25%	12/1/2031	3,400,000	1,726,010	1,592,526
				13,115,914	5,740,276

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2014.

†
The cost for federal income tax purposes was $1,615,579,610.  At August 31, 2014, net unrealized appreciation for all securities based on tax cost was $166,794,846.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $201,450,469 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $34,655,623.

(a) When-issued security.
(b) At August 31, 2014, this security has been pledged, in whole or in part, as collateral for tender option bond trust.
(c) Partial interest paying security. The rate shown represents 36.8% of the original coupon rate.
(d)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represent leverage to the Fund and is the amount owed to the floating rate note holders.

(e)
Security forms part of the below inverse floater.  The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA: ACA Financial Guaranty Corp.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (f)	$—	$1,932,729,026	$—	$1,932,729,026

Total	$—	$1,932,729,026	$—	$1,932,729,026

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic High Yield Tax-Free Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2014